Financing Liability - Schedule of Financing Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Financing liability	$ 56,000
Interest added to principal amount	31
Debt discount
Financing liability, net of debt discount	56,031
Less: current portion	631
Financing liability, non-current portion	$ 55,400
Predecessor [Member]
Financing liability		$ 55,158
Interest added to principal amount
Debt discount		(883)
Financing liability, net of debt discount		54,275
Less: current portion		595
Financing liability, non-current portion		$ 53,680